Property, plant and equipment, net	12 Months Ended
Jun. 30, 2019
Property, Plant and Equipment [Abstract]
Note 5. Property, plant and equipment, net

Property, plant and equipment, net consisted of the following (rounded to nearest thousand):

	June 30, 2019	June 30, 2018

Testing equipment	$4,000	$4,000
Less: Accumulated depreciation	(3,000)	(2,000)
	$1,000	$2,000

Depreciation expense for the fiscal years ended June 30, 2019 and 2018 was approximately $1,000 and $28,000, respectively.